                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-05281

Exact name of registrant as specified in charter:    Oppenheimer Champion
                                                     Income Fund

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                 Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             09/30

Date of reporting period:                            07/01/2008-06/30/2009

Item 1. Proxy Voting Record

======================== OPPENHEIMER CHAMPION INCOME FUND ======================

Charter Communications, Inc.

Ticker:       CHTRQ          Security ID:  12502BAC7
Meeting Date: JUN 15, 2009   Meeting Type: Special
Record Date:  APR 17, 2009

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Plan Of Reorganization                    For       For        Management

--------------------------------------------------------------------------------

Constellation Energy Group, Inc.

Ticker:       CEG            Security ID:  210371100
Meeting Date: JUL 18, 2008   Meeting Type: Annual
Record Date:  APR 28, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Yves C. de Balmann         For       For        Management
1.2   Elect Director Douglas L. Becker          For       For        Management
1.3   Elect Director Ann C. Berzin              For       For        Management
1.4   Elect Director James T. Brady             For       For        Management
1.5   Elect Director Edward A. Crooke           For       For        Management
1.6   Elect Director James R. Curtiss           For       For        Management
1.7   Elect Director Freeman A. Hrabowski, III  For       For        Management
1.8   Elect Director Nancy Lampton              For       For        Management
1.9   Elect Director Robert J. Lawless          For       For        Management
1.10  Elect Director Lynn M. Martin             For       For        Management
1.11  Elect Director Mayo A. Shattuck, III      For       For        Management
1.12  Elect Director John L. Skolds             For       For        Management
1.13  Elect Director Michael D. Sullivan        For       For        Management
2     Ratify Auditors                           For       For        Management
3     Increase Authorized Common Stock          For       For        Management

--------------------------------------------------------------------------------

HBOS plc

Ticker:       HBOOY          Security ID:  42205MAB2
Meeting Date: DEC 12, 2008   Meeting Type: Special
Record Date:  NOV 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     IF BNYM AS DEPOSITARY IS SOLE HOLDER OF   For       For        Management
      HBOS 6.413% PREF. SHARES AT 5:00 PM ON
      DECEMBER 9, 2008, IT WILL CONSENT TO
      APPROVAL OF PREF. SCHEME AT HBOS 6.413%
      PREF. COURT MEETING IN PLACE OF VOTING AT
      THE HBOS 6.413% PREF. COURT MEETING.
2     APPROVAL OF PREFERENCE SHARE SCHEME;      For       For        Management
      CREATION ANDALLOTMENT OF NEW PREFERENCE
      SHARES; AMENDMENT OFARTICLES;
      RECLASSIFICATION OF PREFERENCE SHARES.
3     REDUCTION OF SHARE CAPITAL BY             For       For        Management
      CANCELLATION OF 6.413%PREFERENCE SHARES.

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Champion Income Fund

By:          John V. Murphy*
             ---------------
             John V. Murphy,
             President and Principal Executive Officer

Date:        August 20, 2009

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact